90056-P1

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 15, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2022, OF

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (THE “FUND”)

I.	Effective September 30, 2022, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Stephen Rigo, CFA	Portfolio Manager and a Director of ClearBridge	September 2022

b.	In the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus, the following portfolio manager is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Stephen Rigo, CFA	Mr. Rigo is a Director and Portfolio Manager of ClearBridge. Mr. Rigo joined the subadviser in 2016 and was previously a Portfolio Strategist at Moore Capital Management, an Analyst at York Capital Management, a Senior Analyst at Green Arrow Capital and a Research Associate at Friedman, Billings, Ramsey. He has 22 years of industry experience.	September 2022

II.	Effective September 30, 2022, the following changes are made to the Fund’s SAI:

a.

In the section titled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, the following portfolio manager is added to the table as the third entry under “Appreciation Portfolio”:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Stephen Rigo*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*	The information is as of September 15, 2022 and does not reflect additional accounts (including the Fund) for which Mr. Rigo will join the portfolio management team on September 30, 2022.

b.

In the section titled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI, the following portfolio manager is added to the table as the third entry under “Appreciation Portfolio”:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Stephen Rigo*	None

*	The information is as of September 15, 2022.

Please retain this supplement for future reference.

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